UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON MAY 13, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 15, 2011.

Report for the Calendar Year or Quarter Ended:     March 31, 2011

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  August 12, 2011


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       10

Form 13F Information Table Value Total:       834,610 (x 1,000)



List of Other Included Managers:







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FORM 13F INFORMATION TABLE
Report date: 3/31/11
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                               TITLE OF            VALUE    SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   (x$1000)  PRN AMT  	PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ -------- --------- --------  -------- 	--- ---- ------- ------------ -------- -------- -------
  Atheros Communications Inc.	CS      04743P108  136,543  3,058,758   SH        SOLE                3,058,758
  Beckman Coulter Inc. 		CS      075811109   40,190    483,811   SH        SOLE                  483,811
  Bucyrus International Inc.	CS      118759109  296,632  3,245,423   SH        SOLE                3,245,423
  Dionex Corp.			CS      254546104   51,068    432,704   SH        SOLE                  432,704
  Emergency Medical SVCS Corp.	CS      29100P102   70,831  1,113,876   SH        SOLE                1,113,876
  Massey Energy Co.		CS      576206106   85,873  1,256,193   SH        SOLE                1,256,193
  Pride International Inc.	CS      74153Q102   98,129  2,284,735   SH        SOLE                2,284,735
  Smurfit-Stone Container Corp.	CS      83272A104   30,243    782,475   SH        SOLE                  782,475
  Verigy Ltd.			CS      Y93691106    3,673    260,842   SH        SOLE                  260,842
  Talecris Biotherapeutics HLD  CS      874227101   21,428    799,844   SH        SOLE                  799,844
					           834,610





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